Wildermuth Endowment Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	COMMON STOCKS — 0.0%
	REITS — 0.0%
1,110	Phillips Edison & Co., Inc.	$34,086
	TOTAL COMMON STOCKS (Cost $24,638)	34,086

	COMMODITY & NATURAL RESOURCE INVESTMENTS — 2.7%
1,000	Casillas Petroleum Resource Partners, LLC(a)(b)(c)	607,220
1,976,034	CM Funding, LLC(a)(b)(c)(d)(e)	1,192,341
—	Kayne Anderson Energy Fund VII LP(a)(b)(c)(f)	905,754
182	Midcon Holdco Partners, LLC(a)(b)(c)	256,215
2,080,000	Thunder Investment Partners, LLC(a)(c)(d)(e)	1,149,764
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $7,194,657)	4,111,294

	DIRECT PRIVATE EQUITY — 46.9%
41,751	Affinity Beverages, LLC(a)(b)(c)(e)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(a)(b)(c)(e)	3,511,877
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(a)(b)(c)(d)(e)	3,729,714
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(a)(b)(c)(d)(e)	744,016
838,424	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(a)(b)(c)(d)(e)	4,433,452
1,543,074	Clearsense, LLC - Class C Preferred Shares(a)(b)(c)(d)(e)	11,425,188
835,814	Clearsense, LLC - Class D Preferred Shares(a)(c)(d)(e)	4,701,027
298,200	Content Management Live, LLC(a)(b)(c)(d)(e)	60,000
1,064,111	DSI Digital, LLC - Common Units(a)(c)(d)(e)	2,603,256
5,791,621	DSI Digital, LLC - Series A Convertible Preferred Units(a)(b)(c)(d)(e)	16,864,225
—	Level ATI HoldCo, LLC - Class A(a)(b)(c)(d)(e)	2,922,261
3,500,000	Metro Diner, LLC - Series B Units(a)(b)(c)(e)	2,148,205
1,880,968	Metro Diner, LLC - Series II Common Units(a)(b)(c)(e)	858,692
8,800,000	Reach Enterprises, Inc. - Common Units(a)(b)(c)(d)(e)	8,722,367
309,150	Reach Enterprises, Inc. - Series Seed-1 Preferred Units(a)(b)(c)(d)(e)	421,888
1,288,103	Reach Enterprises, Inc. - Series Seed-2 Preferred Units(a)(b)(c)(d)(e)	1,757,835
635,838	Waratek, Ltd. - Series B-1(a)(b)(c)(d)(e)	2,847,767
756,826	Waratek, Ltd. - Series B-2(a)(b)(c)(d)(e)	3,895,464
—	WG Pitts Caribbean, LLC - Common Units(a)(b)(c)(d)(e)	-
	TOTAL DIRECT PRIVATE EQUITY (Cost $45,841,785)	71,822,233

	DIRECT REAL ESTATE — 4.4%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(a)(b)(c)	1,720,305
439,716	Dog Wood Park of Northeast Florida, LLC(a)(c)(d)(e)	470,729
1,800,000	LaGrange Senior Living, LLC - Class A Interests(a)(c)(d)(e)	1,996,766
—	Polara Builder II, LLC(a)(c)(d)(e)	2,568,125
	TOTAL DIRECT REAL ESTATE (Cost $4,756,134)	6,755,925

See accompanying Notes to the Schedule of Investments.

1

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	HEDGE FUNDS — 1.9%
—	EJF Trust Preferred Fund LP(a)(b)(c)(f)(g)	$693,128
—	iCapital Millennium Fund LP(a)(b)(c)(f)(g)	1,453,449
—	Rosebrook Opportunities Fund LP(a)(b)(c)(d)(f)(g)	772,357
	TOTAL HEDGE FUNDS (Cost $2,686,172)	2,918,934

	PREFERRED STOCKS — 0.2%
	REITS — 0.2%
6,775	Ashford Hospitality Trust, Inc. - Series D(b)	179,538
5,646	Ashford Hospitality Trust, Inc. - Series F(b)	146,796
	TOTAL PREFERRED STOCKS (Cost $317,673)	326,334

	PRIVATE EQUITY DEBT — 16.5%
$1,280,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(a)(c)(d)(e)(h)	1,280,000
1,225,000	Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023(a)(b)(c)(d)(e)(h)	1,212,750
2,500,000	Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2022(a)(b)(c)(d)(e)(h)	2,662,500
7,174	Reef Capital Partners, LLC - Series A Preferred Units (a)(c)(e)	7,173,809
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023(a)(b)(c)(e)(h)	2,365,522
250,000	Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024(a)(c)(e)	250,000
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023(a)(b)(c)(e)(h)	2,310,907
3,191,374	Waratek, Ltd. - Convertible Note, 12.00%, 10/16/2022(a)(b)(c)(d)(e)(h)	5,031,630
1,732,426	Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022(a)(b)(c)(d)(e)	1,787,108
2,623,158	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(a)(c)(d)(e)(i)	1,188,851
	TOTAL PRIVATE EQUITY DEBT (Cost $23,321,341)	25,263,077

	PRIVATE EQUITY FUNDS — 11.3%
—	Abbott Secondary Opportunities LP(a)(b)(c)(f)(g)	1,115,548
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(a)(b)(c)(f)(g)	2,934,552
—	Committed Advisors Secondary Fund III(a)(b)(c)(f)(g)	1,849,467
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(a)(b)(c)(f)(g)	964,940
10	GPB Automotive Portfolio LP(a)(b)(c)(e)(f)	113,142
—	Gravity Ranch Fund I LP(a)(b)(c)(e)(f)(g)	67,065
—	Greenspring Opportunities V LP(a)(b)(c)(f)(g)	1,078,912
—	Madryn Health Partners LP(a)(b)(c)(f)(g)	2,677,380
—	PineBridge Secondary Partners IV SLP(a)(b)(c)(f)(g)	1,451,426
—	Star Mountain Diversified Credit Income Fund III LP(a)(b)(c)(f)(g)	4,177,967
—	Star Mountain Diversified Small Business Access Fund II LP(a)(b)(c)(f)(g)	933,087
	TOTAL PRIVATE EQUITY FUNDS (Cost $12,565,225)	17,363,486

	PRIVATE REAL ESTATE INVESTMENTS — 9.8%
95,075	ARCTRUST, Inc.(a)(c)(f)	1,027,764
4,056,721	Carlyle Europe Realty Fund, S.C.Sp.(a)(b)(c)(f)(g)	4,817,391

See accompanying Notes to the Schedule of Investments.

2

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PRIVATE REAL ESTATE INVESTMENTS (CONTINUED)
—	Cygnus Property Fund V, LLC(a)(b)(c)(f)	$3,009,382
—	Harbert Seniors Housing Fund I LP(a)(b)(c)(f)	1,503,997
—	Harbert Seniors Housing Fund II LP(a)(b)(c)(f)	1,690,736
—	RRA Credit Opportunity Fund LP(a)(b)(c)(d)(f)	1,289,189
56	Shopoff Land Fund III LP(a)(c)(f)	33,053
661,079	Stonehill Strategic Hotel Credit Opportunity Fund II LP(a)(b)(c)(f)	1,024,134
—	Walton Street Real Estate Fund VIII LP(a)(b)(c)(f)	640,675
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $11,215,698)	15,036,321

	PUBLIC REAL ESTATE INVESTMENT DEBT — 0.1%
$132,271	Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031(a)(c)(e)	132,271
	TOTAL PUBLIC REAL ESTATE INVESTMENT DEBT (Cost $132,270)	132,271

	PUBLIC REAL ESTATE INVESTMENTS — 2.8%
317,991	Cottonwood Communities, Inc. - Class A Common Stock(a)(c)	4,097,473
136,771	Highlands REIT, Inc.(a)(b)(c)	16,959
15,329	Inventrust Properties Corp.(a)(c)	199,268
	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $3,233,488)	4,313,700

	WARRANTS — 0.8%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date 12/30/2021(a)(b)(c)(e)	0
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2022(a)(b)(c)(e)	0
475	Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date 12/30/2021(a)(b)(c)(e)	0
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028(a)(b)(c)(e)	1,846
6,410	Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026(a)(c)(e)	0
646,328	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028(a)(b)(c)(d)(e)	1,157,235
	TOTAL WARRANTS (Cost $0)	1,159,081

	SHORT-TERM INVESTMENTS — 1.9%
2,884,651	Fidelity Institutional Government Portfolio - Institutional Class, 0.01%(j)	2,884,651
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,884,651)	2,884,651

	TOTAL INVESTMENTS — 99.3% (Cost $114,173,732)	152,121,393
	Other assets less liabilities — 0.7%	1,005,412
	TOTAL NET ASSETS — 100.0%	$153,126,805

LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trusts
SLP – Special Limited Partnership

See accompanying Notes to the Schedule of Investments.

3

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2021 (Unaudited)

(a)	Illiquid Security. As of September 30, 2021 these securities amounted to $148,876,322 representing 97.22% of total net assets.
(b)	Non-income Producing
(c)	Restricted Security. As of September 30, 2021 these securities amounted to $148,876,322 representing 97.22% of total net assets. Please refer to Investments in Restricted Securities, in the Notes to the Schedule of Investments.
(d)	Denotes an investment in an affiliated entity. Please refer to Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Private Fund. As of September 30, 2021 these securities amounted to $36,224,495 representing 23.66% of total net assets.
(g)	Private Investment Company. As of September 30, 2021 these securities amounted to $24,986,669 representing 16.32% of total net assets.
(h)	Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts. These additional securities generally have the same terms as the original holdings.
(i)	Security is in default.
(j)	Represents the current rate as of September 30, 2021.

See accompanying notes to Schedule of Investments.

4

Wildermuth Endowment Fund

Notes to the Schedule of Investments

September 30, 2021 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on September 30, 2021 is as follows:

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	-	$159,924	$1,115,548	0.73%
Affinity Beverages, LLC	February 21, 2020	41,751	175,000	174,999	0.11%
ARCTRUST, Inc.	June 30, 2016	95,075	896,493	1,027,764	0.67%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	3,511,877	2.29%
Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date 12/30/2021	December 20, 2016	100	-	-	0.00%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2022	December 20, 2016	44	-	-	0.00%
Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date 12/30/2021	December 23, 2019	475	-	-	0.00%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	-	1,475,551	2,934,552	1.92%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	-	862,576	1,720,305	1.12%
Carlyle Europe Realty Fund, S.C.Sp.	December 19, 2018	4,056,721	4,684,195	4,817,391	3.15%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	1,000	1,000,000	607,220	0.40%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,729,714	2.44%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	744,016	0.49%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	838,424	3,085,394	4,433,452	2.89%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	11,425,188	7.46%
Clearsense, LLC - Class D Preferred Shares	April 28, 2021	835,814	3,000,000	4,701,027	3.07%
CM Funding, LLC	December 14, 2018	1,976,034	1,976,034	1,192,341	0.78%
Committed Advisors Secondary Fund III	March 30, 2017	-	1,114,912	1,849,467	1.21%
Content Management Live, LLC	December 17, 2019	298,200	298,200	60,000	0.04%
Cottonwood Communities, Inc. - Class A Common Stock	June 2, 2021	317,991	2,867,736	4,097,473	2.68%
Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031	June 22, 2021	132,271	132,270	132,271	0.09%
Cygnus Property Fund V, LLC	October 30, 2018	-	668,649	3,009,382	1.96%
Dog Wood Park of Northeast Florida, LLC	March 21, 2017	439,716	382,000	470,729	0.31%
DSI Digital, LLC - Common Units	April 26, 2021	1,064,111	1,000,000	2,603,256	1.70%
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023	March 24, 2021	1,280,000	1,280,000	1,280,000	0.84%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	5,791,621	8,560,000	16,864,225	11.01%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	-	692,527	964,940	0.63%
EJF Trust Preferred Fund LP	August 23, 2017	-	518,605	693,128	0.45%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	113,142	0.07%
Gravity Ranch Fund I LP	June 13, 2017	-	500,000	67,065	0.04%
Greenspring Opportunities V LP	January 18, 2018	-	604,500	1,078,912	0.70%
Harbert Seniors Housing Fund I LP	February 24, 2017	-	1,185,283	1,503,997	0.98%
Harbert Seniors Housing Fund II LP	September 10, 2019	-	1,849,421	1,690,736	1.10%
Highlands REIT, Inc.	April 28, 2016	136,771	34,827	16,959	0.01%
iCapital Millennium Fund LP	December 20, 2018	-	1,000,000	1,453,449	0.95%
Inventrust Properties Corp.	March 2, 2015	15,329	330,925	199,268	0.13%
Kayne Anderson Energy Fund VII LP	September 12, 2016	-	1,956,765	905,754	0.59%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	1,996,766	1.30%
Level ATI HoldCo, LLC - Class A	September 10, 2018	-	1,690,000	2,922,261	1.91%
Madryn Health Partners LP	September 28, 2018	-	1,853,180	2,677,380	1.75%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,148,205	1.40%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,458	858,692	0.56%
Midcon Holdco Partners, LLC	December 29, 2020	182	181,858	256,215	0.17%
PineBridge Secondary Partners IV SLP	September 19, 2017	-	1,109,817	1,451,426	0.95%
Polara Builder II, LLC	June 15, 2018	-	1,711,558	2,568,125	1.68%
Reach Enterprises, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	8,722,367	5.70%
Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023	April 30, 2021	1,225,000	1,225,000	1,212,750	0.79%
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2022	October 2, 2020	2,500,000	2,500,000	2,662,500	1.74%
Reach Enterprises, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,001	421,888	0.28%
Reach Enterprises, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	1,757,835	1.15%
Reef Capital Partners, LLC - Series A Preferred Units	December 28, 2020	7,174	6,812,923	7,173,809	4.68%
Rosebrook Opportunities Fund LP	February 2, 2017	-	1,167,567	772,357	0.50%
RRA Credit Opportunity Fund LP	December 12, 2017	-	789,036	1,289,189	0.84%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028	February 6, 2018	1,442	-	1,846	0.00%
Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023	July 22, 2020	2,098,889	2,098,889	2,365,522	1.54%
Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024	March 31, 2021	250,000	250,000	250,000	0.16%
Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026	March 31, 2021	6,410	-	-	0.00%
Shopoff Land Fund III LP	April 28, 2015	56	40,203	33,053	0.02%
Star Mountain Diversified Credit Income Fund III LP	June 20, 2019	-	3,846,316	4,177,967	2.73%
Star Mountain Diversified Small Business Access Fund II LP	June 2, 2017	-	708,498	933,087	0.61%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	661,079	661,078	1,024,134	0.67%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023	July 22, 2020	2,033,611	2,033,611	2,310,907	1.51%
Thunder Investment Partners, LLC	November 2, 2018	2,080,000	2,080,000	1,149,764	0.75%
Walton Street Real Estate Fund VIII LP	May 24, 2017	-	441,340	640,675	0.42%
Waratek, Ltd. - Convertible Note, 12.00%, 10/16/2022	March 25, 2019	3,191,374	3,191,374	5,031,630	3.29%
Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022	March 15, 2021	1,732,426	1,732,426	1,787,108	1.17%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,847,767	1.86%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,895,464	2.54%
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028	June 5, 2018	646,328	-	1,157,235	0.76%
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	-	426,040	-	0.00%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023	August 14, 2020	2,623,158	2,197,118	1,188,851	0.78%
			$110,946,770	$148,876,322

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2021 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance January 1, 2021	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value September 30, 2021	Investment Income
Clear Guide Medical, Inc. - Series A Preferred Stock(1)	$3,931,539	$-	$-	$(201,825)	$-	$-	$3,729,714	$-
Clear Guide Medical, Inc. - Series A-2 Preferred Stock(1)	788,552	-	-	(44,536)	-	-	744,016	-
Clear Guide Medical, Inc. - Series A-3 Preferred Stock(1)	4,283,658	250,000	-	(100,206)	-	-	4,433,452	-
Clearsense, LLC - Class C Preferred Shares	12,420,172	-	-	(994,984)	-	-	11,425,188	-
Clearsense, LLC - Class D Preferred Shares	-	3,000,000	-	1,701,027	-	-	4,701,027	-
Clearsense, LLC - Convertible Note, 8.00%, 10/30/2022	1,755,000	-	(1,500,000)	(255,000)	-	-	-	-
CM Funding, LLC(1)	713,430	100,000	-	378,911	-	-	1,192,341	-
Content Management Live, LLC(1)	120,000	-	-	(60,000)	-	-	60,000	-
Dog Wood Park of Northeast Florida, LLC	755,484	-	-	(284,755)	-	-	470,729	-
DSI Digital, LLC - Common Units Units(1)	-	1,000,000	-	1,603,256	-	-	2,603,256	-
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(1)	-	1,280,000	-	-	-	-	1,280,000	22,942
DSI Digital, LLC - Series A Convertible Preferred Units(1)	15,511,352	1,000,000	-	352,873	-	-	16,864,225	-
LaGrange Senior Living, LLC - Class A Interests(1)	1,977,774	-	-	18,992	-	-	1,996,766	161,556
Level ATI HoldCo, LLC - Class A(1)	2,800,673	-	-	121,588	-	-	2,922,261	-
Park City (PCG), 12.00%, 1/1/2021	679,962	-	(679,962)	(54,397)	54,397	-	-	36,491
Polara Builder II, LLC(1)	4,742,316	-	(2,937,010)	164,640	598,179		2,568,125	133,353
Reach Enterprises, Inc. - Common Units(1)	9,172,932	-	-	(450,565)	-	-	8,722,367	-
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2022(1)	1,875,000	625,000	-	162,500	-	-	2,662,500	-
Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023(1)	-	1,225,000	-	(12,250)	-	-	1,212,750	-
Reach Enterprises, Inc. - Series Seed-1 Preferred Units(1)	447,423	-	-	(25,535)	-	-	421,888	-
Reach Enterprises, Inc. - Series Seed-2 Preferred Units(1)	1,864,232	-	-	(106,397)	-	-	1,757,835	-
Rosebrook Opportunities Fund LP(1)	771,174	-	-	1,183	-	-	772,357	-
RRA Credit Opportunity Fund LP	1,940,879	-	-	114,862	-	(766,552)	1,289,189	-
Thunder Investment Partners, LLC(1)	599,872	-	-	549,892	-	-	1,149,764	120,829
Waratek, Ltd. - Convertible Note, 12.00%, 10/16/2022	4,289,342	-	-	742,288	-	-	5,031,630	-
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028	1,224,302	-	-	(67,067)	-	-	1,157,235	-
Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022	-	1,732,426	-	54,682	-	-	1,787,108	-
Waratek, Ltd. - Series B-1	3,013,984	-	-	(166,217)	-	-	2,847,767	-
Waratek, Ltd. - Series B-2	4,065,792	-	-	(170,328)	-	-	3,895,464	-
WG Pitts Caribbean, LLC - Common Units(1)	-	-	-	-	-	-	-	-
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(1)	1,649,049	-	-	(460,198)	-	-	1,188,851	235,437
	$81,393,893	$10,212,426	$(5,116,972)	$2,512,434	$652,576	$(766,552)	$88,887,805	$710,608

(1)	Affliated investments for which ownership exceeds 25% of the Investment Fund's Capital.